Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Period/ Year	Amount
July 1 to December 31, 2026	$283,413
2027	403,371
2028	240,174
2029	143,169
2030	135,684
2031 to 2038	329,203
Minimum charter revenues	$1,535,014